Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Detail) - Revenue Benchmark [Member]	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Malta
Disaggregation of Revenue [Line Items]
Concentration risk percentage	17.00%		17.00%			17.00%	15.00%
Malta | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		17.00%		14.00%	12.00%				16.00%	12.00%
Gibraltar
Disaggregation of Revenue [Line Items]
Concentration risk percentage	15.00%		17.00%			15.00%	16.00%
Gibraltar | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		14.00%		15.00%	16.00%				15.00%	16.00%
United Kingdom
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.00%		14.00%			13.00%	14.00%
United Kingdom | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		12.00%		14.00%				11.00%	13.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Concentration risk percentage						11.00%
UNITED STATES | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		12.00%